Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
Business Segments

Sales	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
Americas	$488.1	$580.2	$957.5	$1,143.9
Asia Pacific	340.6	352.2	579.6	633.4
Europe, Middle East & Africa	210.1	247.1	427.8	495.7
	1,038.8	1,179.5	1,964.9	2,273.0
Eliminations	(33.1)	(45.4)	(61.9)	(84.1)
Total	$1,005.7	$1,134.1	$1,903.0	$2,188.9

Intersegment sales	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
Americas	$3.4	$5.1	$6.1	$14.2
Asia Pacific	17.8	28.9	32.9	51.1
Europe, Middle East & Africa	11.9	11.4	22.9	18.8
Total	$33.1	$45.4	$61.9	$84.1

Earnings (loss) before income taxes	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
Americas	$95.5	$101.1	$157.0	$188.1
Asia Pacific	44.5	46.2	58.1	66.6
Europe, Middle East & Africa	19.9	16.7	35.7	37.3
	159.9	164.0	250.8	292.0
Corporate and other	(89.3)	(88.2)	(366.4)	(194.4)
Interest expense, net	(30.1)	(78.7)	(99.1)	(156.4)
Income (loss) before income taxes	$40.5	$(2.9)	$(214.7)	$(58.8)

Total Assets	June 30, 2020	December 31, 2019
Americas	$2,207.3	$2,296.4
Asia Pacific	1,149.6	1,152.2
Europe, Middle East & Africa	944.7	947.5
	4,301.6	4,396.1
Corporate and other	428.3	261.3
Total	$4,729.9	$4,657.4

Sales by Products and Services Offering	Three months ended June 30, 2020	Three months ended June 30, 2019 (1)	Six months ended June 30, 2020	Six months ended June 30, 2019 (1)
Critical infrastructure & solutions	$552.2	$636.4	$1,013.7	$1,245.4
Services & spares	315.7	336.7	621.9	642.9
Integrated rack solutions	137.8	161.0	267.4	300.6
Total	$1,005.7	$1,134.1	$1,903.0	$2,188.9

(1)Beginning in the second quarter of 2020, sales were moved within product and service offering categories to reflect a strategic realignment within the Company's matrix organizational structure. Comparative results for Critical infrastructure & solutions, Services & spares and Integrated rack solutions for the three months ended June 30, 2019 have been adjusted by $(36.2), $10.8, and $25.4, respectively, to reflect this modification. Comparative results for Critical infrastructure & solutions, Services & spares and Integrated rack solutions for the six months ended June 30, 2019 have been adjusted by $(65.8), $10.7, and $55.1, respectively, to reflect this modification.

	December 31,	December 31,	December 31,
Sales	2019	2018	2017
Americas	$2,251.4	$2,175.6	$1,886.7
Asia Pacific	1,378.0	1,346.9	1,239.5
Europe, Middle East & Africa	976.0	938.0	918.1
	4,605.4	4,460.5	4,044.3
Eliminations	(174.2)	(174.9)	(164.9)
Total	$4,431.2	$4,285.6	$3,879.4